Risk/Return Detail Data - FidelitySeriesGovernmentMoneyMarketFund-PRO	Oct. 30, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelitySeriesGovernmentMoneyMarketFund-PRO | Fidelity Series Government Money Market Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Series Government Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Series Government Money Market Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments. In addition, the fund normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease. Income Risk. A low or negative interest rate environment can adversely affect the fund's yield. Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Risk Money Market Fund May Not Preserve Dollar [Text]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Annual Return, Inception Date	Apr. 22, 2016
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2023
Bar Chart, Year to Date Return	3.80%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2022
Highest Quarterly Return	0.94%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2021
Lowest Quarterly Return	0.02%
Performance Table Heading	Average Annual Returns
FidelitySeriesGovernmentMoneyMarketFund-PRO | Fidelity Series Government Money Market Fund | Fidelity Series Government Money Market Fund
Risk/Return:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none
1 year	none
3 years	none
5 years	none
10 years	none
2017	0.86%
2018	1.90%
2019	2.27%
2020	0.50%
2021	0.08%
2022	1.67%
FidelitySeriesGovernmentMoneyMarketFund-PRO | Fidelity Series Government Money Market Fund | Return Before Taxes | Fidelity Series Government Money Market Fund
Risk/Return:
Label	Fidelity® Series Government Money Market Fund
Past 1 year	1.67%
Past 5 years	1.28%
Since Inception	1.11%	[1]

[1]	AFrom April 22, 2016.